Goodwill - Schedule of Goodwill (Details) (USD $)	12 Months Ended
	Dec. 30, 2013	Dec. 31, 2012	Apr. 21, 2014
Goodwill [Roll Forward]
Beginning Balance	$ 23,334,129	$ 21,150,544	$ 24,225,829
Acquisition of South Carolina Franchise	0	2,183,585
Ending Balance	$ 23,334,129	$ 23,334,129	$ 24,225,829